Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Components of Loss Before Income Taxes	The components of loss before income taxes are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Domestic	$(7,030)	$(13,978)
Foreign	—	—
Loss before income taxes	$(7,030)	$(13,978)

Schedule of Income Tax Expense Comprised of Current State Taxes and Foreign Taxes

The total income tax provision for each of the years ended December 31, 2024 and 2023 was expense of $8,000 and is comprised of current state taxes and current foreign taxes withheld by governmental agencies outside of the United States, as follows (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$—
State	(8)	(7)
Foreign	—	(1)
Total current tax (expense)	(8)	(8)
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred tax (expense)	—	—
Total tax (expense)	$(8)	$(8)

Reconciliation of the Statutory Federal Income Tax Rate	The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2024	2023
Expected income tax provision at the federal statutory rate	21.0%	21.0%
State taxes, net of federal benefits	(1.2)%	5.0%
Change in valuation allowance	(15.5)%	(26.6)%
Derivative liability	(4.4)%	9.8%
PIPE Transactions	—	(9.8)%
Other	—	0.5%
Income tax provision	(0.1)%	(0.1)%

Deferred Tax Assets and Liabilities	Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$25,336	$23,160
Stock-based compensation	932	4,654
Accrued payroll and benefits	47	342
Research and development credits	16	16
Fixed asset basis difference	106	87
Inventory reserve	3	102
Charitable contributions	3	3
Income from partnerships	217	231
Lease liability	42	261
Other accounts receivable reserve	101	147
Amortized intangibles	725	755
Goodwill	344	358
Section 174 Capitalization	566	583
Total deferred tax assets	28,438	30,699
Deferred tax liabilities:
Right of use asset	(68)	(205)
Total deferred tax liabilities	(68)	(205)
Less valuation allowance	(28,370)	(30,494)
Net deferred tax assets	$—	$—

Schedule of Unrecognized Tax Benefits

The Company had the following unrecognized tax benefits (in thousands), none of which, if recognized, would impact the Company’s effective tax rate:

	Year Ended December 31,
	2024	2023
Unrecognized tax benefit beginning balance	$16	$16
Increases for tax positions taken in prior years	—	—
Decreases for tax positions taken in prior years	—	—
Increases for tax positions taken in current years	—	—
Settlements	—	—
Unrecognized tax benefit ending balance	$16	$16